Deposits and other borrowings - Certificates of deposit and term deposits (Details) $ in Millions	Sep. 30, 2022 AUD ($)
Deposits and other borrowings
Certificates of deposit in excess of insured amounts	$ 46,295
Term deposits in excess of insured amounts	127,016
Interbank term deposits in excess of insured amounts	3,883
Up to 3 months
Deposits and other borrowings
Certificates of deposit in excess of insured amounts	30,096
Term deposits in excess of insured amounts	63,672
Interbank term deposits in excess of insured amounts	3,289
Over 3 months to 6 months
Deposits and other borrowings
Certificates of deposit in excess of insured amounts	13,279
Term deposits in excess of insured amounts	28,624
Interbank term deposits in excess of insured amounts	555
Over 6 months to 1 year
Deposits and other borrowings
Certificates of deposit in excess of insured amounts	2,901
Term deposits in excess of insured amounts	28,389
Interbank term deposits in excess of insured amounts	9
Over 1 year
Deposits and other borrowings
Certificates of deposit in excess of insured amounts	19
Term deposits in excess of insured amounts	6,331
Interbank term deposits in excess of insured amounts	30
Australia
Deposits and other borrowings
Certificates of deposit in excess of insured amounts	30,507
Term deposits in excess of insured amounts	93,080
Interbank term deposits in excess of insured amounts	3,828
Australia | Up to 3 months
Deposits and other borrowings
Certificates of deposit in excess of insured amounts	23,825
Term deposits in excess of insured amounts	46,781
Interbank term deposits in excess of insured amounts	3,264
Australia | Over 3 months to 6 months
Deposits and other borrowings
Certificates of deposit in excess of insured amounts	6,076
Term deposits in excess of insured amounts	20,060
Interbank term deposits in excess of insured amounts	555
Australia | Over 6 months to 1 year
Deposits and other borrowings
Certificates of deposit in excess of insured amounts	587
Term deposits in excess of insured amounts	21,444
Interbank term deposits in excess of insured amounts	9
Australia | Over 1 year
Deposits and other borrowings
Certificates of deposit in excess of insured amounts	19
Term deposits in excess of insured amounts	4,795
New Zealand
Deposits and other borrowings
Certificates of deposit in excess of insured amounts	2,588
Term deposits in excess of insured amounts	28,423
Interbank term deposits in excess of insured amounts	25
New Zealand | Up to 3 months
Deposits and other borrowings
Certificates of deposit in excess of insured amounts	2,083
Term deposits in excess of insured amounts	12,256
Interbank term deposits in excess of insured amounts	25
New Zealand | Over 3 months to 6 months
Deposits and other borrowings
Certificates of deposit in excess of insured amounts	474
Term deposits in excess of insured amounts	8,317
New Zealand | Over 6 months to 1 year
Deposits and other borrowings
Certificates of deposit in excess of insured amounts	31
Term deposits in excess of insured amounts	6,472
New Zealand | Over 1 year
Deposits and other borrowings
Term deposits in excess of insured amounts	1,378
Other overseas
Deposits and other borrowings
Certificates of deposit in excess of insured amounts	13,200
Term deposits in excess of insured amounts	5,513
Interbank term deposits in excess of insured amounts	30
Other overseas | Up to 3 months
Deposits and other borrowings
Certificates of deposit in excess of insured amounts	4,188
Term deposits in excess of insured amounts	4,635
Other overseas | Over 3 months to 6 months
Deposits and other borrowings
Certificates of deposit in excess of insured amounts	6,729
Term deposits in excess of insured amounts	247
Other overseas | Over 6 months to 1 year
Deposits and other borrowings
Certificates of deposit in excess of insured amounts	2,283
Term deposits in excess of insured amounts	473
Other overseas | Over 1 year
Deposits and other borrowings
Term deposits in excess of insured amounts	158
Interbank term deposits in excess of insured amounts	$ 30